Fair Value Measurements (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Corporate bonds		$ 5,488
Convertible bonds	1,238	1,112
Total financial assets	1,238	6,600
Liabilities:
Contingent consideration	11,206	5,964
Total financials liabilities	11,206	5,964
Level 1 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration
Total financials liabilities
Level 2 [Member]
Assets:
Corporate bonds		5,488
Convertible bonds	1,238	1,112
Total financial assets	1,238	6,600
Liabilities:
Contingent consideration
Total financials liabilities
Level 3 [Member]
Assets:
Corporate bonds
Convertible bonds
Total financial assets
Liabilities:
Contingent consideration	11,206	5,964
Total financials liabilities	$ 11,206	$ 5,964